STATEMENT OF INVESTMENTS
January 31, 2024 (Unaudited)

Description Shares Value ($)
Common Stocks – 98.7%
Banks – 4.2%
First Horizon Corp. 6,525 92,916
JPMorgan Chase & Co. 1,860 324,310
417,226
Capital Goods – 7.4%
Hubbell, Inc. 473 158,725
Ingersoll Rand, Inc. 2,940 234,788
Johnson Controls International PLC 2,986 157,332
Trane Technologies PLC 711 179,208
730,053
Commercial & Professional Services – 2.4%
Veralto Corp. 866 66,414
Waste Management, Inc. 934 173,378
239,792
Consumer Discretionary Distribution & Retail – 4.7%
Amazon.com, Inc.
(a)
2,967 460,478
Consumer Durables & Apparel – 1.6%
Lululemon Athletica, Inc.
(a)
343 155,660
Consumer Staples Distribution & Retail – 3.3%
Costco Wholesale Corp. 473 328,678
Financial Services – 5.2%
Goldman Sachs Group, Inc. (The) 611 234,630
Mastercard, Inc., Class A 615 276,277
510,907
Food, Beverage & Tobacco – 3.5%
Darling Ingredients, Inc.
(a)
2,260 97,858
PepsiCo, Inc. 1,438 242,346
340,204
Health Care Equipment & Services – 6.1%
Boston Scientific Corp.
(a)
4,776 302,130
DexCom, Inc.
(a)
1,080 131,058
UnitedHealth Group, Inc. 335 171,433
604,621
Insurance – 4.2%
Progressive Corp. (The) 1,210 215,683
RenaissanceRe Holdings Ltd. 852 194,963
410,646
Materials – 2.4%
CF Industries Holdings, Inc. 1,393 105,185
Ecolab, Inc. 643 127,456
232,641

STATEMENT OF INVESTMENTS
(continued)

Description Shares Value ($)
Common Stocks – 98.7% (continued)
Media & Entertainment – 4.9%
Alphabet, Inc., Class A
(a)
3,458 484,466
Pharmaceuticals, Biotechnology & Life Sciences – 9.9%
AbbVie, Inc. 1,518 249,559
BioMarin Pharmaceutical, Inc.
(a)
1,011 89,049
Danaher Corp. 921 220,957
Eli Lilly & Co. 409 264,055
Zoetis, Inc. 806 151,375
974,995
Semiconductors & Semiconductor Equipment – 9.1%
Applied Materials, Inc. 1,066 175,144
Micron Technology, Inc. 1,497 128,368
NVIDIA Corp. 787 484,217
Texas Instruments, Inc. 671 107,441
895,170
Software & Services – 19.3%
Accenture PLC, Class A 760 276,549
Akamai Technologies, Inc.
(a)
1,325 163,280
Intuit, Inc. 449 283,467
Microsoft Corp. 2,138 850,026
PTC, Inc.
(a)
690 124,648
Roper Technologies, Inc. 386 207,282
1,905,252
Technology Hardware & Equipment – 7.5%
Apple, Inc. 3,088 569,427
TE Connectivity Ltd. 1,175 167,073
736,500
Utilities – 3.0%
CMS Energy Corp. 2,548 145,644
NextEra Energy, Inc. 2,520 147,747
293,391
Total Common Stocks (cost $8,692,929) 9,720,680
Investment Companies – 1.3%
Registered Investment Companies – 1.3%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.30%
(b)(c)
(cost $125,280) 125,280 125,280
Total Investments (cost $8,818,209) 100.0% 9,845,960
Cash and Receivables (Net) 0.0% 1,385
Net Assets 100.0% 9,847,345
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of January 31, 2024.
See Notes to Statement of Investments

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited)

The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and
Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. BNY Mellon Sustainable US Equity ETF (the
“fund”) is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

NOTES TO STATEMENT OF INVESTMENTS
(Unaudited) (continued)

BNY Mellon ETF Trust’s (the “Trust”) Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of January 31, 2024 in valuing the fund’s investments:

Fair Value Measurements
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.
At January 31, 2024, accumulated net unrealized appreciation on investments was
$1,027,751, consisting of gross appreciation of $1,301,841 and gross depreciation of
$274,090.
At January 31, 2024, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 9,720,680 — — 9,720,680
Investment Companies 125,280 — — 125,280
†
See Statement of Investments for additional detailed categorizations, if any.